Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - CNY (¥)	Ordinary Shares Number of issued shares Class A-1 Special Voting Share	Ordinary Shares Number of issued shares	Additional paid-in capital	Treasury shares	Accumulated losses	Accumulated other comprehensive income	Total deficit attributable to shareholders of the Company	Non-controlling interests	Number of issued shares Series A-2 Convertible Preferred Share	Total
Balance at Dec. 31, 2022		¥ 8,616	¥ 1,472,014,651		¥ (1,380,173,392)	¥ 17,000,825	¥ 108,850,700	¥ 1,453,716		¥ 110,304,416
Balance (in Shares) at Dec. 31, 2022		29,836,313
Net loss					(876,250,383)		(876,250,383)	3,323,950		(872,926,433)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes						(2,116,740)	(2,116,740)			(2,116,740)
Foreign currency translation adjustment, net of nil income taxes						8,741,308	8,741,308			8,741,308
Unrealized gain on short-term investment, net of nil income taxes						3,584,872	3,584,872			3,584,872
Amounts reclassified from accumulated other comprehensive income						(5,718,400)	(5,718,400)			(5,718,400)
Issuance of shares to L&L Tomorrow Holdings Limited		¥ 10	1,928,074				1,928,084			1,928,084
Issuance of shares to L&L Tomorrow Holdings Limited (in Shares)		30,005
Decrease of transaction cost of Merger and PIPE Transactions			1,386,708				1,386,708			1,386,708
Transaction cost of equity financing through ESA			(4,657,323)				(4,657,323)			(4,657,323)
Share-based compensation			62,548,907				62,548,907			62,548,907
Exchange of Public and Private Warrants		¥ 365	105,931,016				105,931,381			105,931,381
Exchange of Public and Private Warrants (in Shares)		1,083,949
Popeyes Acquisition		¥ 742	167,151,137				167,151,879			167,151,879
Popeyes Acquisition (in Shares)		2,293,315
Exercise of equity-settled share-based payments			1,412,126				1,412,126			1,412,126
Balance at Dec. 31, 2023		¥ 9,733	1,807,715,296		(2,256,423,775)	21,491,865	(427,206,881)	4,777,666		(422,429,215)
Balance (in Shares) at Dec. 31, 2023		33,243,582
Net loss					(412,081,555)		(412,081,555)	3,096,345		(408,985,210)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes						(1,494,507)	(1,494,507)			(1,494,507)
Foreign currency translation adjustment, net of nil income taxes						(10,812,516)	(10,812,516)			(10,812,516)
Unrealized gain on short-term investment, net of nil income taxes
Decrease of transaction cost of Merger and PIPE Transactions			1,277,140				1,277,140			1,277,140
Share-based compensation			1,045,008				1,045,008			1,045,008
Issuance of Shares			713				713			713
Exercise of equity-settled share-based payments			8,383,181				8,383,181			8,383,181
Balance at Dec. 31, 2024		¥ 9,733	1,818,421,338		(2,668,505,330)	9,184,842	(840,889,417)	7,874,011		(833,015,406)
Balance (in Shares) at Dec. 31, 2024		33,243,582
Net loss					(434,488,495)		(434,488,495)	(1,323,251)		(435,811,746)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes						2,004,935	2,004,935			2,004,935
Foreign currency translation adjustment, net of nil income taxes						21,352,712	21,352,712			21,352,712
Unrealized gain on short-term investment, net of nil income taxes
Amounts reclassified from accumulated other comprehensive income						5,850,700	5,850,700			5,850,700
Decrease of transaction cost of Merger and PIPE Transactions			292,792				292,792			292,792
Share-based compensation			2,874,494				2,874,494			2,874,494
Exercise of equity-settled share-based payments			16,598				16,598			16,598
Balance at Dec. 31, 2025		¥ 9,733	¥ 1,821,605,222		¥ (3,102,993,825)	¥ 38,393,189	¥ (1,242,985,681)	¥ 6,550,760		¥ (1,236,434,921)
Balance (in Shares) at Dec. 31, 2025		33,243,582